Alfred Ayensu-Ghartey

Vice President and

Associate General Counsel

(212) 314-2777

alfred.ayensu-ghartey@equitable.com

September 9, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 70 (the “Account”) Registration Statement Nos.:
	333-178750 and 811-22651	Retirement Cornerstone Series 12.0 Retirement Cornerstone Series 13.0 Retirement Cornerstone Series 15.0 Retirement Cornerstone Series 15A Retirement Cornerstone Series 15B
	333-182795 and 811-22651 333-182796 and 811-22651	Accumulator Series 11.0 Retirement Cornerstone Series 1.0 Retirement Cornerstone Series 11.0
333-182903 and 811-22651 333-190033 and 811-22651 333-202147 and 811-22651

Accumulator Series 13.0

Accumulator Series 13A

Investment Edge

Investment Edge 15.0

Retirement Cornerstone Series 15.0 Series E

Retirement Cornerstone Series 15A Series E

Retirement Cornerstone Series 15B Series E

	333-220167 and 811-22651 333-220168 and 811-22651 333-229766 and 811-22651 333-229769 and 811-22651 333-248863 and 811-22651	Retirement Cornerstone Series 17 Retirement Cornerstone Series 17 Series E Retirement Cornerstone Series 19 Retirement Cornerstone Series 19 Series E Investment Edge 21

Commissioners:

Equitable Financial, on behalf of Registrant, has sent to contract owners the semi-annual report, for the period ended June 30, 2026, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	EQ Advisors Trust – underlying funds:

1290 VT Convertible Securities

1290 VT DoubleLine Opportunistic Bond

1290 VT Equity Income

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT High Yield Bond

1290 VT MicroCap

1290 VT Moderate Growth Allocation

1290 VT Multi-Alternative Strategies

1290 VT Natural Resources

1290 VT Real Estate

1290 VT Small Cap Value

1290 VT SmartBeta Equity ESG

1290 VT Socially Responsible

EQ/400 Managed Volatility

EQ/500 Managed Volatility

EQ/2000 Managed Volatility

EQ/AB Dynamic Aggressive Growth

EQ/AB Dynamic Growth

EQ/AB Dynamic Moderate Growth

EQ/AB Short Duration Government Bond

EQ/AB Small Cap Growth

EQ/Aggressive Allocation

EQ/Aggressive Growth Strategy

EQ/All Asset Growth Allocation

EQ/American Century Mid Cap Value Fund

EQ/American Century Moderate Growth Allocation

EQ/Balanced Strategy

EQ/Capital Group Research

EQ/ClearBridge Large Cap Growth ESG

EQ/ClearBridge Select Equity Managed Volatility

EQ/Common Stock Index

EQ/Conservative Allocation

EQ/Conservative Growth Strategy

EQ/Conservative Strategy

EQ/Core Bond Index

EQ/Core Plus Bond

EQ/Emerging Markets Equity PLUS

EQ/Equity 500 Index

EQ/Fidelity Institutional AM® Large Cap

EQ/Franklin Rising Dividends

EQ/Franklin Small Cap Value Managed Volatility

EQ/Global Equity Managed Volatility

EQ/Goldman Sachs Growth Allocation

EQ/Goldman Sachs Mid Cap Value

EQ/Goldman Sachs Moderate Growth Allocation

EQ/Growth Strategy

EQ/Intermediate Corporate Bond

EQ/Intermediate Government Bond

EQ/International Core Managed Volatility

EQ/International Equity Index

EQ/International Managed Volatility

EQ/International Value Managed Volatility

EQ/Invesco Comstock Portfolio

EQ/Invesco Global

EQ/Invesco Global Real Assets

EQ/Invesco Moderate Allocation

EQ/Invesco Moderate Growth Allocation

EQ/Janus Enterprise

EQ/JP Morgan Hedged Equity and Premium Income

EQ/JPMorgan Growth Allocation

EQ/JPMorgan Growth Stock

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Core Managed Volatility

EQ/Large Cap Growth Index

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Index

EQ/Large Cap Value Managed Volatility

EQ/Lazard Emerging Markets Equity

EQ/Long Term Bond

EQ/Loomis Sayles Growth

EQ/MFS International Growth

EQ/MFS International Intrinsic Value

EQ/MFS Mid Cap Focused Growth

EQ/MFS Technology

EQ/MFS Utilities Series

EQ/Mid Cap Index

EQ/Mid Cap Value Managed Volatility

EQ/Moderate Allocation

EQ/Moderate Growth Strategy

EQ/Moderate-Plus Allocation

EQ/Money Market

EQ/Morgan Stanley Small Cap Growth

EQ/PIMCO Global Real Return

EQ/PIMCO Real Return

EQ/PIMCO Total Return ESG

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Health Sciences

EQ/Ultra Conservative Strategy

EQ/Value Equity

EQ/Wellington Energy

Equitable Conservative Growth MF/ETF

Equitable Growth MF/ETF Portfolio

Equitable Moderate Growth MF/ETF Portfolio

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Technology

•	AllianceBernstein Variable Product Series Fund, Inc – Class B:

AB VPS Balanced Hedged Allocation Portfolio

AB VPS Real Estate Investment

AB VPS Discovery Value

•	ALPS Variable Insurance Trust – Class III Shares

ALPS Global Opportunity Portfolio

•	American Funds Insurance Funds Series® – Class 4:

American Funds Insurance Series® Asset Allocation FundSM

American Funds Insurance Series® The Bond FundSM of America

American Funds Insurance Series® Global Growth FundSM

American Funds Insurance Series® SMALLCAP World (formerly American Funds Insurance Series® Global Small Capitalization FundSM)

American Funds Insurance Series® Managed Risk Asset Allocation FundSM

American Funds Insurance Series® New World Fund®

•	Blackrock Variable Series Fund, Inc. – Class III:

BlackRock Global Allocation V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

•	Delaware Variable Insurance Product (VIP) Trust – Service Class:

Nomura VIP Asset Strategy

Nomura VIP High Income

•	Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income

•	Fidelity Variable Insurance Products – Service Class 2:

Fidelity® VIP Asset Manager 70%

Fidelity® VIP Freedom 2015

Fidelity® VIP Freedom 2020

Fidelity® VIP Freedom 2025

Fidelity® VIP Freedom 2030

Fidelity® VIP Mid Cap

Fidelity® VIP Strategic Income

•	Franklin Templeton Variable Insurance Products Trust – Class 2:

Franklin Allocation VIP

Franklin Income VIP

Templeton Emerging Markets VIP (formerly Templeton Developing Markets VIP)

Templeton Global Bond VIP

•	Guggenheim Variable Trust:

Guggenheim VIF Global Managed Futures Strategy

•	Hartford:

Hartford Disciplined Equity HLS Fund

•	Invesco Variable Insurance Funds – Series II:

Invesco V.I. Balanced-Risk Allocation

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Health Care Fund

Invesco V.I. High Yield Fund

•	Janus Aspen Series – Institutional Shares:

Janus Henderson Balanced

•	Janus Aspen Series – Service Shares:

Janus Henderson Flexible Bond

•	Lord Abbett:

Lord Abbett Bond Debenture

•	MFS® Variable Insurance Trust – Service Class:

MFS® Massachusetts Investors Growth Stock Series

•	PIMCO Variable Insurance Trust – Adviser Class:

PIMCO CommodityRealReturn® Strategy

PIMCO Emerging Markets Bond

PIMCO Global Bond Opportunities

PIMCO Global Managed Asset Allocation

PIMCO Income Portfolio

•	Profunds:

ProFund VP Bear

ProFund VP Biotechnology

•	Putnam Variable Trust:

Putnam VT U.S. Research Fund (formerly Putnam VT Research Fund)

•	T. Rowe Price Equity Series, Inc. – Service Class:

T. Rowe Price Equity Income Portfolio

•	Van Eck VIP Trust – Initial Shares:

VanEck VIP Global Resources

VanEck VIP Emerging Markets Bond

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

Equitable Financial understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY (“FINANCIAL”)

1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105